CONSOLIDATED INCOME STATEMENT - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line items]
Profit attributable to ordinary shareholders	£ 3,249	£ 224	£ 2,165
Profit attributable to other equity holders	344	417	281
The Group
Statement [Line items]
Interest income	12,920	13,866	16,098
Interest expense	(1,884)	(3,096)	(3,878)
Net interest income	11,036	10,770	12,220
Fee and commission income	2,195	1,924	2,363
Fee and commission expense	(942)	(909)	(1,027)
Net fee and commission income	1,253	1,015	1,336
Net trading income	385	750	360
Other operating income	1,999	2,050	2,692
Other income	3,637	3,815	4,388
Total income	14,673	14,585	16,608
Operating expenses	(10,206)	(9,196)	(11,123)
Impairment credit (charge)	1,318	(4,060)	(1,362)
Profit before tax	5,785	1,329	4,123
Tax (expense) credit	(583)	137	(1,287)
Profit for the year	5,202	1,466	2,836
Profit attributable to ordinary shareholders	4,826	1,023	2,515
Profit attributable to other equity holders	344	417	281
Profit attributable to equity holders	5,170	1,440	2,796
Profit attributable to non-controlling interests	£ 32	£ 26	£ 40